Balance Sheet and Income Statement Footnotes	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Balance Sheet And Income Statement Footnotes
Balance Sheet and Income Statement Footnotes

Note 6 - Balance Sheet and Income Statement Footnotes

Accounts receivable represent normal trade obligations from customers that are subject to normal trade collection terms, without discounts or rebates. If collection is expected in one year or less they are classified as current assets. If not, they are presented as non-current assets. Notwithstanding, these collections, the Company periodically evaluates the collectability of accounts receivable and considers the need to establish an allowance for doubtful debts based upon historical collection experience and specifically identifiable information about its customers. As of December 31, 2018, the Company had allowances of $ 110,066. The Company used an allowance of 40% of receivables over 90 days to charge bad debt expense.

Prepaid expenses and other current assets of $60,093 as of December 31, 2018 mainly represent $61,386 in prepaid expenses for an accounts payable invoice from Greybeard Holding dated 7/24/18 for inventory but not yet delivered and $(1,881) in refunds from November 2018 to be processed by T1 Payments.

Accounts payable are obligations to pay for goods and services that have been acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities

Accrued expenses of $70,597 as of December 31, 2018 mainly represent $22,597 of accrued interest on notes payable and accrued payroll for Michael Aube for $48,000.

General and administrative expenses were $94,159 and $392,703 for the three months ended December 31, 2018 and 2017 respectively and $392,703 and $ 575,906 for the nine months ended December 31, 2018 and 2017 respectively. For the three months ended December 31, 2018, the majority comprised of consulting fees in the amount of $36,247 and accounting fees of $1,600. The remainder of, $56,312 was for employee compensation, rent, and other expenses. For the Nine months ended December 31, 2018 the majority comprised of consulting fees of $144,656 and accounting fees of $73,400. The remainder of $174,647 was for employee compensation, rent and other expenses.

Professional fees were $13,351 and $39,605 for the three months and nine months ended December 31, 2018 respectively. The bulk of these expenses were paid to transfer agent for issuance of stock.

Costs of legal proceedings and other legal matters were $142,064 and $413,611 for the three months and nine months ended December 31, 2018. Legal expenses were for expenses of counsel handling litigation, intellectual property, Exchange Act reporting and general corporate and transactional issues.

Research and development were $136,489 and $ 305,999 for the three months and nine months ended December 31, 2018. These expenses were for new products and a medical device.

Note 7 - Balance Sheet and Income Statement Footnotes

Accounts receivable represent normal trade obligations from customers that are subject to normal trade collection terms, without discounts or rebates. If collection is expected in one year or less they are classified as current assets. If not, they are presented as non-current assets. Notwithstanding, these collections, the Company periodically evaluates the collectability of accounts receivable and considers the need to establish an allowance for doubtful debts based upon historical collection experience and specifically identifiable information about its customers. As of March 31, 2018 and 2017, the Company had allowances of $111,301 and $23,959 respectively. The Company used an allowance of 40% of receivables over 90 days to charge bad debt expense.

Prepaid expenses and other current assets for $6,033 for the year ended March 31, 2018 represent un-deposited funds.

Accounts payable are obligations to pay for goods and services that have been acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities

Accrued expenses of $93,987 as of March 31, 2018 represent $38,963 owed to Natural Vitamins for inventory,$19,024 of accrued interest on notes payable and accrued payroll for Michael Aube for $36,000.00.

Marketing expenses were $332,986 and $77,857 for March 31, 2018 and 2017 respectively. For the period March 31, 2018, expenses were incurred for obtaining a new chief of sales officer and a new team of representatives, Additional marketing expenses assisted in the product revamp launched in February 2018, increasing our revenues.

General and administrative expenses were $653,242 and $761,559 for March 31, 2018 and 2017 respectively. For the period March 31, 2018, the majority comprised of consulting fees in the amount of $448,409 which was incurred for negotiation and setting up joint ventures, the new headquarters and assisted in marketing product revamp and management team. The remainder, $204,833 was for employee compensation, rent, accounting fees and other expenses.

Donations represent $50,000 shares of common stock issued to Earth Science Foundation for the fair value of $35,500.

Loss on disposal of assets as of March 31, 2018 in the amount of $60,792 was a result of the entity Nutrition Empire Co Ltd which was dormant as of February, 2018 and all assets were disposed. All inventory had expired.

Professional fees were $106,289 and $82,578 for years ended March 31, 2018 and 2017, respectively. The bulk of these expenses were paid to transfer agent for issuance of stock.

Cost of legal proceedings were $79,447 and $15,528 for years ending March 31, 2018 and 2017, respectively. Legal expenses were for patent, security exchange and corporate attorney fees.,

Research and development were $150,451 for year ending March 31, 2018. These expenses were for new products and a medical device.